Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000017621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calamos Growth and Income Portfolio
Without Sales Load [Member] | C000017621
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%	10.90%	11.72%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	17.81%	14.43%	14.82%